UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     August 13, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $136,764 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

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
                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE


ICICI BANK ADR	ADR	45104G1040	36,689	1,243,713	SH/		SOLE	1,243,713 0	0
BP PLC SPONS 	ADR	0556221044	898	18,843		SH/		SOLE	18,843	  0	0
GOLDFIELDS 	ADR	38059T1060	5,964	495,000		SH/		SOLE	495,000	  0	0
PETROLEO BRAS 	ADR	71654V4086	10,752	262,391		SH/		SOLE	262,391	  0	0
CIA Saneamento 	ADR	20041A102	24,026	801,143		SH/		SOLE	801,143	  0	0
Royal Dutch Sh	ADR	780259206	42	845		SH/		SOLE	845	  0	0
Unilever ADR	ADR	904767704	1,708	72,714		SH/		SOLE	72,714	  0	0
Nokia Corp 	ADR	6549022043	13,734	942,005		SH/		SOLE	942,005	  0	0
KT Corp ADR	ADR	48268K101	8,941	622,655		SH/		SOLE	622,655	  0	0
Vale ADR	ADR	2044122099	3,994	226,568		SH/		sOLE	226,568	  0	0
CNOCC LTD ADR	ADR	1261321095	28,156	228,855		SH/		SOLE	228,855	  0	0
ALUMINA LTD	ADR	022205108	253	55,200		SH/		SOLE	55,200	  0	0
ENI SPA		ADR	26874R108	284	6,000		SH/		SOLE	6,000	  0	0
HSBC HOLDINGS	ADR	404280406	1,323	31,686		SH/		SOLE	31,686	  0	0